ALGER

THE ALGER FUNDS II

QUARTERLY REPORT

JULY 31, 2023

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—106.7%	SHARES	VALUE
ADVERTISING—1.3%
The Trade Desk, Inc., Cl. A*	437,357	$39,913,200
AEROSPACE & DEFENSE—4.5%
HEICO Corp., Cl. A+	529,739	74,348,869
TransDigm Group, Inc.+	73,975	66,556,787
		140,905,656
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	28,467	12,229,423
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
LVMH Moet Hennessy Louis Vuitton SE	17,378	16,140,129
APPLICATION SOFTWARE—3.5%
Adobe, Inc.*	72,719	39,716,936
Cadence Design Systems, Inc.*	126,476	29,596,649
Datadog, Inc., Cl. A*,+	345,946	40,378,817
		109,692,402
AUTOMOBILE MANUFACTURERS—2.4%
Ferrari NV	43,438	13,917,101
Tesla, Inc.*,+	227,847	60,933,123
		74,850,224
AUTOMOTIVE PARTS & EQUIPMENT—0.8%
Mobileye Global, Inc., Cl. A*	676,334	25,822,432
BIOTECHNOLOGY—3.1%
Natera, Inc.*,+	1,267,777	57,328,876
Sarepta Therapeutics, Inc.*	52,278	5,666,412
Vaxcyte, Inc.*	382,892	18,401,789
Vertex Pharmaceuticals, Inc.*	43,981	15,496,266
		96,893,343
BROADLINE RETAIL—8.4%
Amazon.com, Inc.*,+	1,543,891	206,387,349
MercadoLibre, Inc.*,+	45,974	56,918,111
		263,305,460
CARGO GROUND TRANSPORTATION—0.7%
Old Dominion Freight Line, Inc.	55,524	23,291,763
CASINOS & GAMING—3.7%
DraftKings, Inc., Cl. A*	683,211	21,712,446
Flutter Entertainment PLC*	205,712	40,916,023
Las Vegas Sands Corp.*	906,313	54,206,580
		116,835,049
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	320,184	11,257,669
COMMUNICATIONS EQUIPMENT—0.5%
Arista Networks, Inc.*	97,603	15,137,249
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	79,320	15,992,498
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.0%
Wabtec Corp.	255,914	30,310,454

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—106.7% (CONT.)	SHARES	VALUE
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	100,997	$45,091,121
DIVERSIFIED BANKS—0.9%
JPMorgan Chase & Co.	178,925	28,262,993
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Vertiv Holdings Co., Cl. A	640,512	16,659,717
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
GFL Environmental, Inc.	1,599,432	54,604,609
FINANCIAL EXCHANGES & DATA—2.0%
CME Group, Inc., Cl. A	92,870	18,477,415
S&P Global, Inc.+	114,364	45,117,742
		63,595,157
HEALTHCARE DISTRIBUTORS—0.8%
McKesson Corp.	61,203	24,628,087
HEALTHCARE EQUIPMENT—2.8%
Dexcom, Inc.*	158,380	19,727,813
Intuitive Surgical, Inc.*,+	115,003	37,306,973
TransMedics Group, Inc.*	329,442	30,697,406
		87,732,192
HEALTHCARE FACILITIES—0.9%
Acadia Healthcare Co., Inc.*	352,067	27,823,855
HOTELS RESORTS & CRUISE LINES—1.1%
Trip.com Group Ltd.#,*	817,781	33,561,732
INTERACTIVE MEDIA & SERVICES—8.3%
Alphabet, Inc., Cl. C*,+	869,880	115,789,727
Meta Platforms, Inc., Cl. A*	434,734	138,506,252
Pinterest, Inc., Cl. A*	284,784	8,255,888
		262,551,867
INTERNET SERVICES & INFRASTRUCTURE—0.6%
MongoDB, Inc., Cl. A*	30,932	13,096,609
Snowflake, Inc., Cl. A*	38,352	6,815,534
		19,912,143
LIFE SCIENCES TOOLS & SERVICES—1.5%
Danaher Corp.	128,282	32,719,607
West Pharmaceutical Services, Inc.	39,711	14,615,236
		47,334,843
MANAGED HEALTHCARE—1.9%
UnitedHealth Group, Inc.	116,662	59,074,137
MOVIES & ENTERTAINMENT—3.1%
Liberty Media Corp. Series C Liberty Formula One*	551,987	40,074,256
Netflix, Inc.*	130,825	57,428,251
		97,502,507
OIL & GAS EQUIPMENT & SERVICES—1.0%
Schlumberger NV+	553,185	32,272,813

THE ALGER FUNDS II │ALGER SPECTRA FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—106.7% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Diamondback Energy, Inc.	203,483	$29,977,116
EOG Resources, Inc.	314,335	41,658,817
Pioneer Natural Resources Co.+	111,851	25,241,415
		96,877,348
OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy, Inc.	158,205	25,607,061
PHARMACEUTICALS—0.4%
Eli Lilly & Co.	29,336	13,334,679
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	125,000	15,747,500
REAL ESTATE SERVICES—2.3%
CoStar Group, Inc.*	284,641	23,901,305
FirstService Corp.	305,966	47,923,454
		71,824,759
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
Enphase Energy, Inc.*	74,759	11,350,659
SEMICONDUCTORS—13.0%
Advanced Micro Devices, Inc.*,+	208,423	23,843,591
Broadcom, Inc.	6,835	6,142,273
First Solar, Inc.*	71,249	14,777,043
Marvell Technology, Inc.	947,003	61,678,305
NVIDIA Corp.+	512,910	239,677,714
ON Semiconductor Corp.*	183,541	19,776,543
Taiwan Semiconductor Manufacturing Co., Ltd.#	420,407	41,683,354
		407,578,823
SPECIALTY CHEMICALS—1.4%
Albemarle Corp.	202,117	42,905,397
SYSTEMS SOFTWARE—14.3%
Microsoft Corp.+	1,160,877	389,961,802
Oracle Corp.	230,911	27,069,696
ServiceNow, Inc.*	57,299	33,405,317
		450,436,815
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.5%
Apple, Inc.+	1,208,136	237,338,317
TRANSACTION & PAYMENT PROCESSING SERVICES—2.8%
Toast, Inc., Cl. A*	971,013	21,430,257
Visa, Inc., Cl. A+	285,947	67,978,180
		89,408,437
TOTAL COMMON STOCKS
(Cost $2,168,947,109)		3,355,594,519

PREFERRED STOCKS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	—

THE ALGER FUNDS II │ALGER SPECTRA FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

PREFERRED STOCKS—0.3% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Chime Financial, Inc., Series G*,@,(a)	188,583	$8,092,097
TOTAL PREFERRED STOCKS
(Cost $26,129,444)		8,092,097

SPECIAL PURPOSE VEHICLE—0.4%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		7,656,642
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)		4,793,868
		12,450,510
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $11,925,000)		12,450,510
Total Investments
(Cost $2,207,001,553)	107.4%	$3,376,137,126
Affiliated Securities (Cost $25,029,054)		12,450,510
Unaffiliated Securities (Cost $2,181,972,499)		3,363,686,616
Securities Sold Short (Proceeds $215,044,660)	(7.3)%	(229,715,029)
Liabilities in Excess of Other Assets	(0.1)%	(2,454,031)
NET ASSETS	100.0%	$3,143,968,066

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Chime Financial, Inc., Series G	8/24/21	$13,025,390	0.15%	$8,092,097	0.26%
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	7,350,000	0.10%	7,656,642	0.24%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	4,575,000	0.06%	4,793,868	0.15%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	0	0.00%
Total				$20,542,607	0.65%

See Notes to Financial Statements.

THE ALGER FUNDS II │ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2023 (Unaudited)

COMMON STOCKS—(7.3)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.3)%
General Dynamics Corp.	(14,508)	$(3,243,699)
Lockheed Martin Corp.	(6,875)	(3,068,794)
Textron, Inc.	(45,292)	(3,522,359)
		(9,834,852)
APPAREL ACCESSORIES & LUXURY GOODS—(0.1)%
Carter’s, Inc.	(39,973)	(2,998,375)
APPAREL RETAIL—(0.1)%
Urban Outfitters, Inc.	(104,549)	(3,802,447)
APPLICATION SOFTWARE—(0.4)%
Aurora Innovation, Inc., Cl. A	(536,809)	(1,760,734)
Five9, Inc.	(104,198)	(9,143,375)
		(10,904,109)
AUTOMOBILE MANUFACTURERS—(0.2)%
Thor Industries, Inc.	(44,136)	(5,097,267)
AUTOMOTIVE PARTS & EQUIPMENT—(0.2)%
QuantumScape Corp., Cl. A	(466,725)	(6,212,110)
BUILDING PRODUCTS—(0.1)%
Trane Technologies PLC	(12,312)	(2,455,505)
CABLE & SATELLITE—(0.2)%
Charter Communications, Inc., Cl. A	(15,426)	(6,250,461)
CASINOS & GAMING—(0.1)%
Caesars Entertainment, Inc.	(62,949)	(3,715,250)
CONSUMER FINANCE—(0.1)%
Capital One Financial Corp.	(28,104)	(3,288,730)
DIVERSIFIED BANKS—(0.1)%
SPDR S&P Regional Banking ETF	(47,074)	(2,292,033)
EDUCATION SERVICES—(0.1)%
Duolingo, Inc., Cl. A	(16,570)	(2,571,498)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Shoals Technologies Group, Inc., Cl. A	(178,444)	(4,632,406)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.2)%
Cognex Corp.	(92,365)	(5,044,976)
EXCHANGE TRADED FUNDS—(0.2)%
ARK Innovation ETF	(53,093)	(2,678,542)
Renaissance IPO ETF	(71,563)	(2,621,353)
		(5,299,895)
HEALTHCARE SERVICES—(0.1)%
CVS Health Corp.	(57,134)	(4,267,338)
HEALTHCARE SUPPLIES—(0.2)%
STAAR Surgical Co.	(100,712)	(5,515,996)
HOME FURNISHINGS—(0.2)%
Mohawk Industries, Inc.	(50,968)	(5,419,937)
HOUSEHOLD PRODUCTS—(0.3)%
The Clorox Co.	(60,209)	(9,120,459)

THE ALGER FUNDS II │ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—(7.3)% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY & SUPPLIES &
COMPONENTS—(0.1)%
Lincoln Electric Holdings, Inc.	(16,273)	$(3,266,154)
IT CONSULTING & OTHER SERVICES—(0.1)%
Accenture PLC, Cl. A	(10,055)	(3,180,899)
MARKET INDICES—(3.0)%
Direxion NASDAQ-100 Equal Weighted Index Shares	(228,978)	(18,492,263)
iShares MSCI United Kingdom ETF	(140,032)	(4,663,066)
iShares Russell Mid-Cap Growth ETF	(228,277)	(22,720,410)
SPDR S&P 500 ETF Trust	(108,162)	(49,515,482)
		(95,391,221)
OTHER SPECIALTY RETAIL—(0.1)%
Dick’s Sporting Goods, Inc.	(21,993)	(3,101,013)
PACKAGED FOODS & MEATS—(0.3)%
Campbell Soup Co.	(92,549)	(4,240,595)
Hormel Foods Corp.	(77,545)	(3,170,040)
Kellogg Co.	(72,341)	(4,838,889)
		(12,249,524)
PASSENGER AIRLINES—(0.1)%
Joby Aviation, Inc.	(327,194)	(2,928,386)
PROPERTY & CASUALTY INSURANCE—0.0%
Trupanion, Inc.	(31,384)	(968,196)
SEMICONDUCTORS—(0.2)%
Monolithic Power Systems, Inc.	(5,700)	(3,189,093)
Silicon Laboratories, Inc.	(23,187)	(3,458,109)
		(6,647,202)
STEEL—(0.1)%
Steel Dynamics, Inc.	(30,576)	(3,258,790)
TOTAL COMMON STOCKS
(Proceeds $215,044,660)		$(229,715,029)
Total Securities Sold Short
(Proceeds $215,044,660)		$(229,715,029)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—92.0%	SHARES	VALUE
ADVERTISING—2.2%
The Trade Desk, Inc., Cl. A*,+	81,258	$7,415,605
AEROSPACE & DEFENSE—6.0%
HEICO Corp.	27,864	4,903,507
HEICO Corp., Cl. A+	10,776	1,512,412
Kratos Defense & Security Solutions, Inc.*	38,194	576,347
TransDigm Group, Inc.	15,146	13,627,159
		20,619,425
APPAREL RETAIL—0.1%
MYT Netherlands Parent BV#,*	52,415	220,143
APPLICATION SOFTWARE—7.5%
AppFolio, Inc., Cl. A*,+	28,462	5,139,953
Datadog, Inc., Cl. A*	28,892	3,372,274
Digital Turbine, Inc.*	114,156	1,237,451
Everbridge, Inc.*	2,061	63,561
HubSpot, Inc.*	9,043	5,249,914
nCino, Inc.*	31,422	1,016,502
Sprout Social, Inc., Cl. A*	29,561	1,689,116
SPS Commerce, Inc.*	16,842	3,038,128
Vertex, Inc., Cl. A*	240,799	4,998,987
		25,805,886
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Hamilton Lane, Inc., Cl. A	20,519	1,814,495
StepStone Group, Inc., Cl. A	102,121	2,866,537
		4,681,032
AUTOMOBILE MANUFACTURERS—0.9%
BYD Co., Ltd., Cl. H	26,351	938,600
Rivian Automotive, Inc., Cl. A*	64,812	1,791,404
Tesla, Inc.*	1,772	473,886
		3,203,890
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	47,947	1,830,616
BIOTECHNOLOGY—4.9%
ACADIA Pharmaceuticals, Inc.*	217,051	6,346,571
ADMA Biologics, Inc.*	247,443	1,026,889
BioMarin Pharmaceutical, Inc.*	30,995	2,725,390
Cabaletta Bio, Inc.*,+	144,757	1,971,590
Natera, Inc.*,+	63,972	2,892,814
Ultragenyx Pharmaceutical, Inc.*	30,025	1,294,678
Vaxcyte, Inc.*	11,004	528,852
		16,786,784
BROADLINE RETAIL—5.2%
Amazon.com, Inc.*,+	79,500	10,627,560
Etsy, Inc.*	17,585	1,787,515
MercadoLibre, Inc.*,+	2,112	2,614,762
Ollie’s Bargain Outlet Holdings, Inc.*	40,991	2,987,424
		18,017,261
CABLE & SATELLITE—1.0%
Charter Communications, Inc., Cl. A*	8,311	3,367,534

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.0% (CONT.)	SHARES	VALUE
CARGO GROUND TRANSPORTATION—0.8%
RXO, Inc.*	78,962	$1,741,112
XPO, Inc.*	14,568	1,008,688
		2,749,800
CASINOS & GAMING—1.2%
DraftKings, Inc., Cl. A*	73,364	2,331,508
Flutter Entertainment PLC*	8,127	1,616,456
		3,947,964
COMMUNICATIONS EQUIPMENT—1.3%
Arista Networks, Inc.*,+	29,262	4,538,244
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	12,411	852,512
DISTILLERS & VINTNERS—0.5%
Constellation Brands, Inc., Cl. A	6,734	1,837,035
DIVERSIFIED METALS & MINING—0.5%
MP Materials Corp.*	69,387	1,654,880
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
908 Devices, Inc.*,+	341,794	2,378,886
Novanta, Inc.*	6,789	1,200,974
		3,579,860
ENVIRONMENTAL & FACILITIES SERVICES—4.7%
Casella Waste Systems, Inc., Cl. A*	75,316	6,077,248
Montrose Environmental Group, Inc.*	89,379	3,617,168
Waste Connections, Inc.	45,200	6,380,884
		16,075,300
FOOTWEAR—0.5%
Crocs, Inc.*	16,572	1,795,576
HEALTHCARE DISTRIBUTORS—1.0%
McKesson Corp.+	8,229	3,311,350
HEALTHCARE EQUIPMENT—8.4%
Dexcom, Inc.*	32,652	4,067,133
Glaukos Corp.*	102,870	7,935,392
Impulse Dynamics PLC, Class E*,@,(a)	1,273,271	4,201,794
Inogen, Inc.*	73,842	603,289
Inspire Medical Systems, Inc.*	8,381	2,412,136
Insulet Corp.*	6,982	1,932,268
Intuitive Surgical, Inc.*	2,855	926,162
Nevro Corp.*	83,424	2,084,766
Tandem Diabetes Care, Inc.*	17,369	606,525
TransMedics Group, Inc.*,+	45,821	4,269,601
		29,039,066
HEALTHCARE SERVICES—1.2%
Agiliti, Inc.*	176,647	3,033,029
NeoGenomics, Inc.*	64,967	1,125,878
		4,158,907
HEALTHCARE TECHNOLOGY—0.5%
Definitive Healthcare Corp., Cl. A*	133,790	1,582,736
HOMEBUILDING—0.3%
DR Horton, Inc.	9,080	1,153,342

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.0% (CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—1.6%
Lindblad Expeditions Holdings, Inc.*	149,984	$1,772,811
Trip.com Group Ltd.#,*	89,465	3,671,643
		5,444,454
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
Paylocity Holding Corp.*	18,466	4,189,012
INTERACTIVE MEDIA & SERVICES—5.7%
Alphabet, Inc., Cl. A*	38,440	5,101,757
Match Group, Inc.*	73,792	3,432,066
Meta Platforms, Inc., Cl. A*,+	28,859	9,194,477
Pinterest, Inc., Cl. A*	60,251	1,746,677
		19,474,977
INTERNET SERVICES & INFRASTRUCTURE—2.7%
MongoDB, Inc., Cl. A*	7,987	3,381,696
Shopify, Inc., Cl. A*,+	88,978	6,013,133
		9,394,829
IT CONSULTING & OTHER SERVICES—0.8%
CI&T, Inc., Cl. A*	47,925	285,633
Globant SA*	14,769	2,580,587
		2,866,220
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A*	43,176	2,916,107
LEISURE PRODUCTS—0.0%
Latham Group, Inc.*	4,938	19,456
LIFE SCIENCES TOOLS & SERVICES—2.7%
Avantor, Inc.*	72,296	1,487,129
Bio-Techne Corp.	50,032	4,172,669
Sartorius Stedim Biotech	11,236	3,515,421
		9,175,219
MANAGED HEALTHCARE—2.5%
Progyny, Inc.*	205,569	8,584,561
MOVIES & ENTERTAINMENT—0.3%
Netflix, Inc.* ,+	2,172	953,443
OIL & GAS EQUIPMENT & SERVICES—1.8%
Core Laboratories, Inc.	78,089	2,029,533
Dril-Quip, Inc.*	88,104	2,281,012
Schlumberger NV	33,173	1,935,313
		6,245,858
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Diamondback Energy, Inc.+	23,268	3,427,842
Pioneer Natural Resources Co.+	15,506	3,499,239
		6,927,081
PERSONAL CARE PRODUCTS—0.2%
Oddity Tech Ltd., Cl. A*	13,617	725,650
PHARMACEUTICALS—0.8%
Reata Pharmaceuticals, Inc., Cl. A*,+	16,747	2,772,968

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.0% (CONT.)	SHARES	VALUE
REAL ESTATE SERVICES—3.0%
Compass, Inc., Cl. A*	571,738	$2,395,582
FirstService Corp.	50,041	7,837,922
		10,233,504
REGIONAL BANKS—0.2%
Axos Financial, Inc.*	3,525	165,675
Seacoast Banking Corp. of Florida	19,113	472,282
Signature Bank	44,390	2,220
		640,177
RESTAURANTS—0.4%
Kura Sushi USA, Inc., Cl. A*	9,499	945,246
Wingstop, Inc.	2,402	404,929
		1,350,175
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.0%
SolarEdge Technologies, Inc.*,+	14,011	3,383,096
SEMICONDUCTORS—6.4%
Advanced Micro Devices, Inc.*	16,204	1,853,737
Broadcom, Inc.	3,064	2,753,464
Impinj, Inc.*	33,761	2,249,158
Lattice Semiconductor Corp.*	5,257	478,071
NVIDIA Corp.+	31,530	14,733,654
		22,068,084
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.3%
Celsius Holdings, Inc.*	5,944	860,097
SYSTEMS SOFTWARE—3.2%
Microsoft Corp.+	32,885	11,046,729
Rapid7, Inc.*	2,415	110,873
		11,157,602
TRADING COMPANIES & DISTRIBUTORS—0.8%
SiteOne Landscape Supply, Inc.*	13,725	2,333,250
Xometry, Inc., Cl. A*	27,106	562,721
		2,895,971
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Flywire Corp.*	173,092	5,909,361
TOTAL COMMON STOCKS
(Cost $278,438,092)		316,412,650

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	—
(Cost $186,381)		—

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	126,108	87,015
(Cost $67,638)		87,015

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.5%	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)	$963,591
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)	576,312
1,539,903
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,475,000)	1,539,903

SHORT—TERM INVESTMENTS—7.1%	SHARES	VALUE
U.S. GOVERNMENT —7.1%
U.S. Treasury Bill, 0.00%, 8/3/23	16,000,000	15,995,476
U.S. Treasury Bill, 0.00%, 8/8/23	8,500,000	8,491,736
		24,487,212
TOTAL SHORT—TERM INVESTMENTS
(Cost $24,487,212)		24,487,212

PURCHASED OPTIONS—0.0%
SECURITY NAME/
EXPIRATION DATE/
STRIKE PRICE	NOTIONAL AMOUNTS	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS—0.0%
Carvana Co., 1/19/2024, 5.00	$2,343,450	BNP Paribas	510	7,650
				7,650
TOTAL PURCHASED OPTIONS
(Cost $143,957)				7,650
Total Investments
(Cost $304,798,280)			99.6%	$342,534,430
Affiliated Securities (Cost $1,661,381)				1,539,903
Unaffiliated Securities (Cost $303,136,899)				340,994,527
Securities Sold Short (Proceeds $109,413,677)			(31.7)%	(109,158,350)
Swaps			(0.2)%	(729,105)
Other Assets in Excess of Liabilities			32.3%	111,267,001
NET ASSETS			100.0%	$343,913,976

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2023
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	$925,000	0.24%	$963,591	0.28%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	550,000	0.11%	576,312	0.17%
Impulse Dynamics PLC, Class E	2/11/22	3,485,265	0.47%	4,201,794	1.22%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	0	0.00%
Tolero CDR	2/6/17	67,638	0.09%	87,015	0.03%
Total				$5,828,712	1.70%

Swaps outstanding as of July 31, 2023:

Over the counter swaps - Contracts for difference

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	(Unrealized Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(21,022)	Goldman Sachs	Carvana Co.	$(797,616)	$—	$(797,616)	$(797,616)
(470,524)	BNP Paribas	Ses Ai Corp.	68,511	68,511	—	68,511
Total			$(729,105)	$68,511	$(797,616)	$(729,105)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2023 (Unaudited)

COMMON STOCKS—(29.4)%	SHARES	VALUE
ADVERTISING—(0.3)%
Omnicom Group, Inc.	(11,225)	$(949,859)
AEROSPACE & DEFENSE—(0.5)%
Archer Aviation, Inc., Cl. A	(155,290)	(1,045,102)
General Dynamics Corp.	(3,345)	(747,875)
		(1,792,977)
APPAREL ACCESSORIES & LUXURY GOODS—(0.3)%
Carter’s, Inc.	(12,138)	(910,471)
APPAREL RETAIL—(0.3)%
Ross Stores, Inc.	(8,048)	(922,623)
APPLICATION SOFTWARE—(1.5)%
DocuSign, Inc., Cl. A	(19,776)	(1,064,344)
Dynatrace, Inc.	(6,795)	(371,619)
Five9, Inc.	(9,612)	(843,453)
Latch, Inc.	(416,368)	(724,480)
Palantir Technologies, Inc., Cl. A	(25,767)	(511,217)
Porch Group, Inc.	(830)	(1,129)
Salesforce, Inc.	(8,269)	(1,860,608)
		(5,376,850)
AUTOMOBILE MANUFACTURERS—(0.7)%
Fisker, Inc.	(97,159)	(599,471)
Lucid Group, Inc.	(133,056)	(1,012,556)
Thor Industries, Inc.	(8,016)	(925,768)
		(2,537,795)
AUTOMOTIVE PARTS & EQUIPMENT—(1.9)%
LCI Industries	(15,092)	(2,056,587)
Luminar Technologies, Inc., Cl. A	(80,090)	(592,666)
Patrick Industries, Inc.	(23,233)	(2,010,816)
QuantumScape Corp., Cl. A	(129,319)	(1,721,236)
		(6,381,305)
BIOTECHNOLOGY—(0.5)%
Twist Bioscience Corp.	(68,185)	(1,659,623)
BREWERS—(0.4)%
The Boston Beer Co., Inc., Cl. A	(3,713)	(1,379,157)
BROADCASTING—(0.5)%
Fox Corp., Cl. A	(27,830)	(930,913)
Paramount Global, Cl. B	(60,310)	(966,769)
		(1,897,682)
CASINOS & GAMING—(0.1)%
Caesars Entertainment, Inc.	(7,740)	(456,815)
COMMODITY CHEMICALS—(0.6)%
PureCycle Technologies, Inc.	(169,651)	(2,008,668)
COMPUTER & ELECTRONICS RETAIL—(0.2)%
Best Buy Co., Inc.	(7,388)	(613,573)
CONSTRUCTION & ENGINEERING—(1.1)%
Ameresco, Inc., Cl. A	(64,822)	(3,773,289)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—(29.4)% (CONT.)	SHARES	VALUE
CONSUMER STAPLES MERCHANDISE RETAIL—(0.3)%
Dollar General Corp.	(5,382)	$(908,805)
DISTILLERS & VINTNERS—(0.5)%
Diageo PLC#	(10,364)	(1,823,442)
DISTRIBUTORS—(0.4)%
Pool Corp.	(3,561)	(1,370,059)
DIVERSIFIED SUPPORT SERVICES—(0.2)%
Healthcare Services Group, Inc.	(46,445)	(585,671)
EDUCATION SERVICES—(0.5)%
Duolingo, Inc., Cl. A	(10,289)	(1,596,750)
ELECTRICAL COMPONENTS & EQUIPMENT—(1.3)%
Acuity Brands, Inc.	(5,598)	(925,013)
Enovix Corp.	(23,291)	(501,222)
FREYR Battery SA	(129,323)	(1,088,900)
Shoals Technologies Group, Inc., Cl. A	(71,081)	(1,845,263)
		(4,360,398)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.6)%
Cognex Corp.	(22,685)	(1,239,055)
SmartRent, Inc., Cl. A	(202,863)	(807,395)
		(2,046,450)
HEALTHCARE EQUIPMENT—(0.4)%
Envista Holdings Corp.	(29,921)	(1,029,582)
Omnicell, Inc.	(7,273)	(459,290)
		(1,488,872)
HEALTHCARE FACILITIES—(0.2)%
US Physical Therapy, Inc.	(5,361)	(623,323)
HEALTHCARE SERVICES—(1.1)%
23andMe Holding Co., Cl. A	(1,140,676)	(2,190,098)
Cross Country Healthcare, Inc.	(11,722)	(302,428)
DocGo, Inc.	(164,678)	(1,381,648)
		(3,874,174)
HEALTHCARE TECHNOLOGY—(0.8)%
Simulations Plus, Inc.	(58,260)	(2,901,348)
HOME IMPROVEMENT RETAIL—(0.4)%
Lowe’s Cos., Inc.	(5,447)	(1,276,069)
HOTELS RESORTS & CRUISE LINES—(0.4)%
Soho House & Co., Inc., Cl. A	(241,844)	(1,443,809)
HOUSEHOLD PRODUCTS—(0.5)%
Church & Dwight Co., Inc.	(18,902)	(1,808,354)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.5)%
Desktop Metal, Inc., Cl. A	(279,180)	(508,108)
Velo3D, Inc.	(537,013)	(1,229,760)
		(1,737,868)
INTERACTIVE MEDIA & SERVICES—(0.3)%
Shutterstock, Inc.	(18,054)	(928,878)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—(29.4)% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—(0.2)%
Snowflake, Inc., Cl. A	(4,480)	$(796,141)
IT CONSULTING & OTHER SERVICES—(1.8)%
Accenture PLC, Cl. A	(6,102)	(1,930,368)
International Business Machines Corp.	(30,001)	(4,325,544)
		(6,255,912)
LEISURE FACILITIES—(0.5)%
Six Flags Entertainment Corp.	(67,350)	(1,609,665)
LIFE SCIENCES TOOLS & SERVICES—(0.5)%
Thermo Fisher Scientific, Inc.	(1,293)	(709,417)
Waters Corp.	(3,273)	(904,035)
		(1,613,452)
MANAGED HEALTHCARE—(0.2)%
Molina Healthcare, Inc.	(2,371)	(721,946)
MARKET INDICES—(1.8)%
Direxion NASDAQ-100 Equal Weighted Index Shares	(76,626)	(6,188,316)
MOVIES & ENTERTAINMENT—0.0%
Vivid Seats, Inc., Cl. A	(13,669)	(113,863)
PACKAGED FOODS & MEATS—(0.9)%
Hormel Foods Corp.	(35,004)	(1,430,963)
Kellogg Co.	(27,402)	(1,832,920)
		(3,263,883)
PAPER & PLASTIC PACKAGING PRODUCTS & MATERIALS—(0.6)%
Ranpak Holdings Corp., Cl. A	(320,185)	(2,052,386)
PASSENGER AIRLINES—(0.6)%
Joby Aviation, Inc.	(225,528)	(2,018,476)
PHARMACEUTICALS—(0.2)%
Zoetis, Inc., Cl. A	(4,073)	(766,091)
PROPERTY & CASUALTY INSURANCE—(0.4)%
Lemonade, Inc.	(60,509)	(1,406,834)
REAL ESTATE SERVICES—(0.6)%
Opendoor Technologies, Inc.	(186,643)	(953,746)
Redfin Corp.	(63,952)	(958,001)
		(1,911,747)
REGIONAL BANKS—(2.0)%
Amalgamated Financial Corp.	(174,098)	(3,474,996)
Bank OZK	(56,236)	(2,459,200)
Silvergate Capital Corp., Cl. A	(66,710)	(25,350)
Stellar Bancorp, Inc.	(35,700)	(887,502)
		(6,847,048)
RESEARCH & CONSULTING SERVICES—(0.4)%
Franklin Covey Co.	(30,294)	(1,443,509)
SEMICONDUCTORS—(1.1)%
Monolithic Power Systems, Inc.	(2,478)	(1,386,416)
Silicon Laboratories, Inc.	(12,682)	(1,891,393)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—(29.4)% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—(1.1)% (CONT.)
Wolfspeed, Inc.	(8,724)	$(574,912)
		(3,852,721)
TRANSACTION & PAYMENT PROCESSING SERVICES—(0.3)%
Affirm Holdings, Inc., Cl. A	(50,055)	(970,566)
TOTAL COMMON STOCKS
(Proceeds $101,276,986)		$(101,267,513)

REAL ESTATE INVESTMENT TRUST—(2.3)%	SHARES	VALUE
DIVERSIFIED—(0.3)%
Empire State Realty Trust, Inc., Cl. A	(128,679)	(1,151,677)
HEALTHCARE—(0.1)%
Omega Healthcare Investors, Inc.	(10,545)	(336,385)
INDUSTRIAL—(1.1)%
STAG Industrial, Inc.	(48,754)	(1,769,770)
Terreno Realty Corp.	(30,284)	(1,797,053)
		(3,566,823)
OFFICE—(0.3)%
JBG SMITH Properties	(56,083)	(938,269)
Paramount Group, Inc.	(33,430)	(175,173)
		(1,113,442)
REAL ESTATE OPERATING COMPANIES—(0.2)%
Seritage Growth Properties, Cl. A	(85,265)	(800,638)
RETAIL—(0.3)%
CBL & Associates Properties, Inc.	(75)	(1,633)
Federal Realty Investment Trust	(9,062)	(919,974)
Pennsylvania Real Estate Investment Trust	(402)	(265)
		(921,872)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $8,136,691)		$(7,890,837)
Total Securities Sold Short
(Proceeds $109,413,677)		$(109,158,350)

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
ARGENTINA—3.9%
BROADLINE RETAIL—2.7%
MercadoLibre, Inc.*	550	$680,927
IT CONSULTING & OTHER SERVICES—1.2%
Globant SA*	1,675	292,673
TOTAL ARGENTINA
(Cost $789,859)		973,600
BRAZIL—10.6%
DIVERSIFIED BANKS—3.4%
NU Holdings Ltd., Cl. A*	104,500	831,820
FOOTWEAR—3.9%
Arezzo Industria e Comercio SA	55,800	972,333
HEALTHCARE FACILITIES—1.6%
Rede D’Or Sao Luiz SA	51,000	388,263
PASSENGER GROUND TRANSPORTATION—1.7%
Localiza Rent a Car SA	29,000	412,240
TOTAL BRAZIL
(Cost $1,877,246)		2,604,656
CHINA—32.0%
APPLICATION SOFTWARE—1.3%
Glodon Co., Ltd., Cl. A	68,600	310,508
AUTOMOBILE MANUFACTURERS—4.0%
BYD Co., Ltd., Cl. H	27,522	980,311
BREWERS—1.3%
Budweiser Brewing Co. APAC Ltd.	134,000	326,852
BROADLINE RETAIL—5.9%
Alibaba Group Holding Ltd.#,*	8,800	899,008
JD.com, Inc., Cl. A	27,119	561,479
		1,460,487
CONSUMER STAPLES MERCHANDISE RETAIL—2.6%
Dada Nexus Ltd.#,*	95,000	635,550
DISTILLERS & VINTNERS—1.6%
Kweichow Moutai Co., Ltd., Cl. A	1,500	395,889
EDUCATION SERVICES—2.6%
New Oriental Education & Technology Group, Inc.#,*	11,500	645,495
FINANCIAL EXCHANGES & DATA—1.4%
East Money Information Co., Ltd., Cl. A	156,938	354,098
HOTELS RESORTS & CRUISE LINES—2.9%
Trip.com Group Ltd.#,*	17,300	709,992
INTERACTIVE MEDIA & SERVICES—5.2%
Tencent Holdings Ltd.	27,700	1,273,165
RESTAURANTS—3.2%
Meituan, Cl. B*	41,300	788,447
TOTAL CHINA
(Cost $7,618,640)		7,880,794

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
GREECE—7.1%
INDUSTRIAL CONGLOMERATES—3.0%
Mytilineos SA	17,700	$736,599
OTHER SPECIALTY RETAIL—4.1%
JUMBO SA	34,000	1,014,532
TOTAL GREECE
(Cost $1,026,878)		1,751,131
HONG KONG—1.6%
FINANCIAL EXCHANGES & DATA—1.6%
Hong Kong Exchanges & Clearing Ltd.	9,176	386,891
(Cost $454,546)
INDIA—14.0%
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Kalyan Jewellers India Ltd.*	174,030	369,888
DIVERSIFIED BANKS—3.1%
HDFC Bank Ltd.	38,000	762,973
HOTELS RESORTS & CRUISE LINES—4.1%
Lemon Tree Hotels Ltd.*	268,000	301,782
MakeMyTrip Ltd.*	24,100	693,357
		995,139
LIFE SCIENCES TOOLS & SERVICES—2.6%
Syngene International Ltd.	66,000	639,573
PACKAGED FOODS & MEATS—2.7%
Patanjali Foods Ltd.	41,478	671,577
TOTAL INDIA
(Cost $3,128,990)		3,439,150
MEXICO—1.7%
AIRPORT SERVICES—1.7%
Grupo Aeroportuario del Centro Norte SAB de CV	36,500	411,440
(Cost $339,279)
POLAND—1.5%
FOOD RETAIL—1.5%
Dino Polska SA*	3,400	378,369
(Cost $294,641)
SAUDI ARABIA—3.3%
IT CONSULTING & OTHER SERVICES—1.7%
Elm Co.	2,300	416,907
LEISURE FACILITIES—1.6%
Leejam Sports Co. JSC	10,000	393,427
TOTAL SAUDI ARABIA
(Cost $620,911)		810,334
SOUTH KOREA—12.2%
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.1%
Park Systems Corp.	4,900	774,733

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
SOUTH KOREA—12.2% (CONT.)
HEALTHCARE EQUIPMENT—3.8%
Dentium Co., Ltd.	2,600	$292,514
Ray Co., Ltd.*	21,100	652,811
		945,325
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.8%
Eo Technics Co., Ltd.	5,400	676,677
SEMICONDUCTORS—1.2%
LEENO Industrial, Inc.	2,189	288,874
SPECIALTY CHEMICALS—1.3%
Chunbo Co., Ltd.	2,223	331,548
TOTAL SOUTH KOREA
(Cost $2,174,831)		3,017,157
TAIWAN—4.8%
APPLICATION SOFTWARE—0.6%
91APP, Inc.	43,000	151,741
SEMICONDUCTORS—4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	57,500	1,036,350
TOTAL TAIWAN
(Cost $1,256,553)		1,188,091
TURKEY—2.8%
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Mavi Giyim Sanayi Ve Ticaret AS, Cl. B(a)	104,000	336,749
FOOD RETAIL—1.4%
BIM Birlesik Magazalar AS	44,000	353,289
TOTAL TURKEY
(Cost $598,251)		690,038
UNITED ARAB EMIRATES—1.5%
RESTAURANTS—1.5%
Americana Restaurants International PLC	350,000	365,923
(Cost $274,503)
TOTAL COMMON STOCKS
(Cost $20,455,128)		23,897,574
Total Investments
(Cost $20,455,128)	97.0%	$23,897,574
Unaffiliated Securities (Cost $20,455,128)		23,897,574
Other Assets in Excess of Liabilities	3.0%	745,950
NET ASSETS	100.0%	$24,643,524

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, this security may be sold prior to its maturity only to qualified institutional buyers. This security represents 1.4% of the net assets of the Fund.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2023 (Unaudited)

COMMON STOCKS—94.4%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—0.7%
Deere & Co.	1,358	$583,397
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Lululemon Athletica, Inc.*	1,091	412,976
APPLICATION SOFTWARE—7.6%
Adobe, Inc.*	5,429	2,965,157
Autodesk, Inc.*	3,176	673,280
Intuit, Inc.	1,742	891,382
Salesforce, Inc.*	7,440	1,674,074
		6,203,893
AUTOMOBILE MANUFACTURERS—1.6%
Tesla, Inc.*	5,019	1,342,231
AUTOMOTIVE PARTS & EQUIPMENT—0.8%
Aptiv PLC*	5,666	620,370
BIOTECHNOLOGY—2.2%
AbbVie, Inc.	3,323	497,055
Vaxcyte, Inc.*	4,005	192,480
Vertex Pharmaceuticals, Inc.*	3,183	1,121,498
		1,811,033
BROADLINE RETAIL—7.2%
Amazon.com, Inc.*	35,468	4,741,362
Etsy, Inc.*	2,119	215,396
MercadoLibre, Inc.*	736	911,205
		5,867,963
BUILDING PRODUCTS—0.5%
Allegion PLC	3,268	381,899
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	7,782	570,421
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	2,199	451,498
Rockwell Automation, Inc.	1,599	537,728
		989,226
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.4%
Trimble, Inc.*	5,902	317,528
ELECTRONIC MANUFACTURING SERVICES—1.8%
Flex Ltd.*	52,614	1,439,519
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Tetra Tech, Inc.	2,866	484,956
FINANCIAL EXCHANGES & DATA—1.7%
S&P Global, Inc.	3,601	1,420,631
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	3,415	260,599
FOOTWEAR—1.5%
NIKE, Inc., Cl. B	8,142	898,795
On Holding AG, Cl. A*	8,450	304,200
		1,202,995
HEALTHCARE DISTRIBUTORS—1.1%
McKesson Corp.	2,176	875,622

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.4% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.4%
Dexcom, Inc.*	2,700	$336,312
HOME IMPROVEMENT RETAIL—2.3%
The Home Depot, Inc.	5,647	1,885,195
HOUSEHOLD PRODUCTS—1.2%
The Procter & Gamble Co.	6,221	972,342
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Paycom Software, Inc.	1,172	432,187
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	4,177	810,881
INDUSTRIAL GASES—1.3%
Air Products & Chemicals, Inc.	3,376	1,030,794
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Xylem, Inc.	4,408	497,002
INTERACTIVE MEDIA & SERVICES—5.1%
Alphabet, Inc., Cl. A*	16,160	2,144,755
Alphabet, Inc., Cl. C*	13,940	1,855,554
Pinterest, Inc., Cl. A*	7,019	203,481
		4,203,790
INVESTMENT BANKING & BROKERAGE—1.3%
Morgan Stanley	11,732	1,074,182
IT CONSULTING & OTHER SERVICES—0.9%
Accenture PLC, Cl. A	2,401	759,556
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	1,843	434,008
LIFE SCIENCES TOOLS & SERVICES—2.2%
Agilent Technologies, Inc.	4,610	561,360
Danaher Corp.	4,742	1,209,494
		1,770,854
MANAGED HEALTHCARE—2.2%
Humana, Inc.	1,759	803,564
UnitedHealth Group, Inc.	2,043	1,034,514
		1,838,078
METAL, GLASS & PLASTIC CONTAINERS—0.7%
Ball Corp.	9,873	579,446
MOVIES & ENTERTAINMENT—0.5%
Live Nation Entertainment, Inc.*	1,861	163,303
The Walt Disney Co.*	3,132	278,403
		441,706
PHARMACEUTICALS—3.2%
Bristol-Myers Squibb Co.	8,904	553,740
Merck & Co., Inc.	8,311	886,368
Reata Pharmaceuticals, Inc., Cl. A*	2,269	375,701
Zoetis, Inc., Cl. A	4,472	841,138
		2,656,947
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	2,735	634,575

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.4% (CONT.)	SHARES	VALUE
RESTAURANTS—1.0%
Cava Group, Inc.*	96	$5,482
Starbucks Corp.	7,708	782,902
		788,384
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.9%
ASML Holding NV	1,874	1,342,552
Lam Research Corp.	2,569	1,845,801
		3,188,353
SEMICONDUCTORS—8.2%
First Solar, Inc.*	2,848	590,675
Marvell Technology, Inc.	10,751	700,213
NVIDIA Corp.	10,375	4,848,134
Taiwan Semiconductor Manufacturing Co., Ltd.#	6,081	602,931
		6,741,953
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.3%
PepsiCo, Inc.	5,552	1,040,778
SYSTEMS SOFTWARE—12.3%
Microsoft Corp.	29,986	10,072,897
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.8%
Apple, Inc.	32,436	6,372,052
TRANSACTION & PAYMENT PROCESSING SERVICES—4.8%
PayPal Holdings, Inc.*	4,665	353,700
Visa, Inc., Cl. A	15,054	3,578,788
		3,932,488
TOTAL COMMON STOCKS
(Cost $27,990,018)		77,280,019

REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
INDUSTRIAL—1.1%
Prologis, Inc.	7,288	909,178
SPECIALIZED—1.4%
Equinix, Inc.	1,382	1,119,309

TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,204,702)		2,028,487
Total Investments
(Cost $29,194,720)	96.9%	$79,308,506
Unaffiliated Securities (Cost $29,194,720)		79,308,506
Other Assets in Excess of Liabilities	3.1%	2,550,164
NET ASSETS	100.0%	$81,858,670

# American Depositary Receipts.

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

On May 23, 2023, the Board of Trustees (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of New York Mellon. This change is anticipated to become effective in early 2024.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Swap contracts are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”). Centrally Cleared Swaps are valued at the last reported sale on the clearing exchange.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2023 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$399,967,574		$399,967,574	$—	$—
Consumer Discretionary	530,515,026		514,374,897	16,140,129	—
Energy	166,014,891		166,014,891	—	—
Financials	197,014,087		197,014,087	—	—
Healthcare	356,821,136		356,821,136	—	—
Industrials	293,994,120		293,994,120	—	—
Information Technology	1,251,446,408		1,251,446,408	—	—
Materials	87,996,518		87,996,518	—	—
Real Estate	71,824,759		71,824,759	—	—
TOTAL COMMON STOCKS	$3,355,594,519		$3,339,454,390	$16,140,129	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
Information Technology	8,092,097		—	—	8,092,097
TOTAL PREFERRED STOCKS	$8,092,097		$—	$—	$8,092,097
SPECIAL PURPOSE VEHICLE
Information Technology	12,450,510		—	—	12,450,510
TOTAL INVESTMENTS IN SECURITIES	$3,376,137,126		$3,339,454,390	$16,140,129	$20,542,607
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	6,250,461		6,250,461	—	—
Consumer Discretionary	32,917,897		32,917,897	—	—
Consumer Staples	21,369,983		21,369,983	—	—
Exchange Traded Funds	5,299,895		5,299,895	—	—
Financials	6,548,959		6,548,959	—	—
Healthcare	9,783,334		9,783,334	—	—
Industrials	23,117,303		23,117,303	—	—
Information Technology	25,777,186		25,777,186	—	—
Market Indices	95,391,221		95,391,221	—	—
Materials	3,258,790		3,258,790	—	—
TOTAL COMMON STOCKS	$229,715,029		$229,715,029	$—	$—

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	31,211,559		31,211,559	—	—
Consumer Discretionary	39,898,984		38,960,384	938,600	—
Consumer Staples	3,422,782		3,422,782	—	—
Energy	13,172,939		13,172,939	—	—
Financials	12,083,082		12,083,082	—	—
Healthcare	75,411,591		67,694,376	3,515,421	4,201,794
Industrials	46,529,508		46,529,508	—	—
Information Technology	82,793,821		82,793,821	—	—
Materials	1,654,880		1,654,880	—	—
Real Estate	10,233,504		10,233,504	—	—
TOTAL COMMON STOCKS	$316,412,650		$307,756,835	$4,454,021	$4,201,794

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$—	*	$—	$—	$—	*
RIGHTS
Healthcare	87,015		—	—	87,015
SPECIAL PURPOSE VEHICLE
Information Technology	1,539,903		—	—	1,539,903
SHORT TERM INVESTMENTS
U.S. Government	24,487,212		—	24,487,212	—
PURCHASED OPTIONS
Consumer Discretionary	7,650		7,650	—	—
TOTAL INVESTMENTS IN SECURITIES	$342,534,430		$307,764,485	$28,941,233	$5,828,712
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	3,890,282		3,890,282	—	—
Consumer Discretionary	19,118,934		19,118,934	—	—
Consumer Staples	9,183,641		9,183,641	—	—
Financials	9,224,448		9,224,448	—	—
Healthcare	13,648,829		13,648,829	—	—
Industrials	15,712,188		15,712,188	—	—
Information Technology	18,328,074		18,328,074	—	—
Market Indices	6,188,316		6,188,316	—	—
Materials	4,061,054		4,061,054	—	—
Real Estate	1,911,747		1,911,747	—	—
TOTAL COMMON STOCKS	$101,267,513		$101,267,513	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	7,890,837		7,890,837	—	—
TOTAL SECURITIES SOLD SHORT	$109,158,350		$109,158,350	$—	$—
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Swaps - Contracts for difference	$68,511		$—	$68,511	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Swaps - Contracts for difference	$(797,616)		$—	$(797,616)	$—

Alger Emerging Markets Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	1,273,165		—	1,273,165	—
Consumer Discretionary	9,713,650		5,303,784	4,409,866	—
Consumer Staples	2,761,526		635,550	2,125,976	—
Financials	2,335,782		831,820	1,503,962	—
Healthcare	1,973,161		388,263	1,584,898	—
Industrials	1,560,279		823,680	736,599	—
Information Technology	3,948,463		292,673	3,655,790	—
Materials	331,548		—	331,548	—
TOTAL COMMON STOCKS	$23,897,574		$8,275,770	$15,621,804	$—
TOTAL INVESTMENTS IN SECURITIES	$23,897,574		$8,275,770	$15,621,804	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,645,496	$4,645,496	$—	$—
Consumer Discretionary	12,554,122	12,554,122	—	—
Consumer Staples	2,273,719	2,273,719	—	—
Financials	6,427,301	6,427,301	—	—
Healthcare	9,288,846	9,288,846	—	—
Industrials	4,814,123	4,814,123	—	—
Information Technology	35,095,751	35,095,751	—	—
Materials	1,610,240	1,610,240	—	—
Utilities	570,421	570,421	—	—
TOTAL COMMON STOCKS	$77,280,019	$77,280,019	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,028,487	2,028,487	—	—
TOTAL INVESTMENTS IN SECURITIES	$79,308,506	$79,308,506	$—	$—

* Alger Spectra Fund’s and Alger Dynamic Opportunities Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2022	$1,037,036
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,338,305)
Included in net change in unrealized appreciation (depreciation) on investments	3,484,453
Purchases and sales
Purchases	—
Sales	(2,183,184)
Closing balance at July 31, 2023	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2022	$8,233,534	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(141,437)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	8,092,097	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(141,437)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$12,651,042
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(200,532)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	12,450,510
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(200,532)

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2022	$3,485,265
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	716,529
Sales	—
Closing balance at July 31, 2023	4,201,794
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2022	$75,665
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	11,350
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	87,015
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$11,350

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$1,564,668
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(24,765)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2023	1,539,903
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2023	$(24,765)

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of July 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	8,092,097		Market Approach	Revenue Multiple	14.00x-16.00x	N/A
Special Purpose Vehicle	12,450,510		Market Approach	Revenue Multiple	14.00x-16.00x	N/A

Alger Dynamic Opportunities Fund
Common Stocks	4,201,794		Market Approach	Recent Transaction Price	N/A	N/A
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	87,015		Income Approach	Discount Rate	7.94%-9.43% 0.00%-60.00%	N/A
Special Purpose Vehicle	1,539,903		Market Approach	Probability of Success Revenue Multiple	14.00x-16.00x	N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Spectra Fund	$57,277	$—	$57,277	$—
Collateral held for short sales(a)	68,923,626	68,923,626	—	—
Due to broker(b)	(87,314,330)	(87,314,330)	—	—
Alger Dynamic Opportunities Fund	16,581,781	5,501	16,576,280	—
Collateral held for short sales(a)	87,428,998	87,428,998	—	—
Collateral pledged for OTC swaps(c)	4,797,026	4,797,026	—	—
Alger Emerging Markets Fund	683,717	394,937	288,780	—
Alger Responsible Investing Fund	2,550,899	—	2,550,899	—

(a)	The collateral held for short sales balance represents restricted cash held at prime brokers as of July 31, 2023.
(b)	The due to broker balance represents a margin payable related to short sales due to prime brokers as of July 31, 2023.
(c)	The collateral held for the OTC swaps balance represents restricted cash held at prime brokers as of July 31, 2023.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2023, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.

All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward foreign currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, the Funds may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Swaps — Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Alger Management is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Contracts for Differences — The Funds may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

NOTE 5 — Affiliated Securities:

During the nine-month period ended July 31, 2023, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the nine-month period ended July 31, 2023 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	2,912,012	—	—	2,912,012	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					—	—	(116,718)	7,656,642
Crosslink Ventures Capital C, LLC, Cl. B***					—	—	(83,814)	4,793,868
Total					$—	$—	$(200,532)	$12,450,510

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at July 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2023
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	41,418	—	—	41,418	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					—	—	(14,689)	963,591
Crosslink Ventures Capital C, LLC, Cl. B***					—	—	(10,076)	576,312
Total					$—	$—	$(24,765)	$1,539,903

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2023.

**  Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.

***   The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C, LLC, Class A and Crosslink Ventures Capital C, LLC, Class B. There were no capital increases or decreases for the period ended July 31, 2023.